Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets, non-current
Net operating loss carrying forward	$ 6,356,742	$ 6,557,667
Total deferred tax assets
Valuation allowance	(6,356,742)	(6,557,667)
Total deferred tax assets
Deferred tax liabilities, non-current
Property, plant and equipment
Total deferred tax liabilities